Investment Properties - Schedule of Lease Payments Receivable Under Operating Leases (Details) - Investment Property [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of Detailed Information about Investment Property [Line Items]
Total	$ 17,445
2025 [Member]
Disclosure of Detailed Information about Investment Property [Line Items]
Total	3,178
2026 [Member]
Disclosure of Detailed Information about Investment Property [Line Items]
Total	2,951
2027 [Member]
Disclosure of Detailed Information about Investment Property [Line Items]
Total	2,950
2028 [Member]
Disclosure of Detailed Information about Investment Property [Line Items]
Total	2,928
2029 [Member]
Disclosure of Detailed Information about Investment Property [Line Items]
Total	2,336
Thereafter [Member]
Disclosure of Detailed Information about Investment Property [Line Items]
Total	$ 3,102